Fair Values of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Schedule of fair value, assets and liabilities measured on recurring basis

	As of December 31, 2012		As of December 31, 2011
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(In thousands)
Financial Assets:
Cash and cash equivalents	$81,856	$81,856	$75,183	$75,183
Financial Liabilities:
Mortgage notes payable	$605,889	$623,604	$752,414	$761,942
Notes payable to banks	262,000	254,215	132,322	125,494
Interest rate swap agreements	16,285	16,285	11,134	11,134